Inventories (Details) - Schedule of finished goods from manufactures - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of finished goods from manufactures [Abstract]
Integrated circuit	$ 2,873,711
Servers	1,200,000
Total inventories	$ 4,073,711